Significant Accounting Policies (Details) - USD ($)		3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Oct. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash and cash equivalents		$ 0		$ 0	$ 0		$ 0
Offering Cost							958,202
Shareholders deficit							15,428,121
Allocated to the warrants and expense							710,081
Unrecognized tax benefits		0		0	0		0
Unrecognized tax benefits accrued for interest and penalties		0		0	$ 0		$ 0
Anti-dilutive securities attributable to warrants (in shares)					27,840,000		27,840,000
Accretion of carrying value to redemption value				33,092,121	$ 255,875,758		$ 3,986,568
Payments to Acquire Restricted Investments					1,042,760	$ 0
Additional Paid-in Capital [Member]
Accretion of carrying value to redemption value				1,290,608
Accumulated Deficit [Member]
Accretion of carrying value to redemption value		761,527	$ 1,245,745	31,801,513	2,762,570	$ 1,634,827
Initial Public Offering [Member]
Offering Cost	$ 16,138,202
Shareholders deficit	15,428,121
Allocated to the warrants and expense	$ 710,081
Class A common stock [Member]
Unrecognized tax benefits		$ 0			$ 0		0
Class A common stock [Member] | Initial Public Offering [Member]
Unrecognized tax benefits				$ 0			$ 0